UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10083

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

 (Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss
Bank of America Capital Advisors LLC
225 High Ridge Road
Stamford, CT 06905

 (Name and address of agent for service)

Registrant's telephone number, including area code: (866) 921-7951

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

 Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

During the period July 1, 2010 to June 30, 2011, Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC did not vote any proxies.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

By (Signature and Title)	/s/ Spencer N. Boggess
Spencer N. Boggess
Principal Executive Officer

Date: August 29, 2011